Note 2 - Summary of Significant Accounting Policies (Details) - The Weighted-Average Anti-Dilutive Common Share Equivalents (USD $)	12 Months Ended	21 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding (in Dollars per share)	$ 10,896,755	$ 27,154,943
Preferred Stock Series A [Member] | Weighted Average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities		921,000
Preferred Stock Series C [Member] | Weighted Average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities		3,416,692
Preferred Stock Series D [Member] | Weighted Average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities		6,000,000
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding (in Dollars per share)		$ 11,125,000
Convertible Debt Securities [Member] | Weighted Average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	3,535,616	6,712,123
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding (in Dollars per share)	$ 10,000,000	$ 1,312,002
Equity Option [Member] | Weighted Average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	3,156,001	2,561,137
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding (in Dollars per share)	$ 896,755	$ 14,717,941
Warrant [Member] | Weighted Average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	5,503,817	14,842,941
Weighted Average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	12,195,434	34,453,893